Fair Value Disclosures of Financial Instruments (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying amounts and fair values of financial instruments
Derivative assets			$ 60,150,000
Restricted cash	395,961,000	414,807,000	457,053,000
Carrying Amount of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash	2,807,504,000	2,389,816,000	3,524,750,000
Notes and trade receivables		9,489,000	65,065,000
Debt financing (including subordinated debt and foreign currency adjustment)	(24,247,977,000)	(24,384,272,000)	(27,789,786,000)
Derivative assets	78,000	198,000	60,150,000
Derivative liabilities	27,457,000	31,756,000
Guarantees	(18,784,000)	(21,164,000)	(10,013,000)
Restricted cash	396,000,000	414,800,000	457,100,000
Combined CVA and MVA		6,400,000	23,300,000
Derivative liabilities			56,244,000
Fair Value of Asset (Liability)
Carrying amounts and fair values of financial instruments
Cash, including restricted cash		2,389,816,000	3,524,750,000
Notes and trade receivables		8,713,000	64,622,000
Debt financing (including subordinated debt and foreign currency adjustment)		(24,228,045,000)	(28,267,765,000)
Derivative assets		198,000	60,150,000
Derivative liabilities		31,756,000
Guarantees		(34,103,000)	(11,654,000)
Combined CVA and MVA		6,400,000	23,300,000
Derivative liabilities			$ 56,244,000